UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06554

             ALLIANCEBERNSTEIN GLOBAL GOVERNMENT INCOME TRUST, INC.
               (Exact name of registrant as specified in charter)

     1345 Avenue of the Americas, New York, New York                10105
         (Address of principal executive offices)                (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                   Date of reporting period: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST (as of February 1, 2006, known as AllianceBernstein Global Government Income Trust)
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

                                                     Principal
                                                      Amount
                                                       (000)      U.S. $ Value
                                                    ----------   --------------
Argentina - 0.8%
Government/Agency Obligations - 0.8%
Republic of Argentina
   4.01%, 8/03/12(a)(b)                       US$       10,257   $    9,143,232
   8.28%, 12/31/33(b)                                    4,345        3,649,929
   Zero Coupon, 12/15/35(b)                             11,955          621,686
                                                                 --------------
Total Argentinian Securities
   (cost $13,601,690)                                                13,414,847
                                                                 --------------
Brazil - 10.2%
Government/Agency Obligations - 10.2%
Brazilian Real Structured Product
   Zero Coupon, 9/20/07(b)                             139,046       46,326,576
Federal Republic of Brazil
   5.25%, 4/15/12(a)(b)                                  3,607        3,562,066
   5.25%, 4/15/12(a)(b)                                  3,407        3,364,211
   8.00%, 1/15/18(b)                                     6,074        6,544,735
   9.25%, 10/22/10(b)                                    2,090        2,335,575
   10.50%, 7/14/14(b)                                    2,520        3,087,000
   11.00%, 8/17/40(b)                                   12,162       15,688,980
   11.50%, 3/12/08(b)                                   45,675       51,110,325
   12.00%, 4/15/10(b)                                      625          760,937
   12.50%, 1/05/16(b)                         BRL       16,178        6,935,998
   12.75%, 1/15/20(b)                         US$       12,542       18,079,293
   14.50%, 10/15/09(b)                                   1,775        2,276,438
                                                                 --------------
Total Brazilian Securities
   (cost $137,717,173)                                              160,072,134
                                                                 --------------
Canada - 13.5%
Government/Agency Obligations - 13.5%
Canada Real Return
   3.00%, 12/01/36(b)                         CAD        7,503        8,936,117
Government of Canada
   3.00%, 6/01/07(b)                                    47,900       40,735,500
   4.25%, 9/01/09(b)                                    17,283       15,042,581
   5.00%, 6/01/14(b)                                     7,063        6,524,245
   5.25%, 6/01/13(b)                                    38,000       35,411,312
   8.00%, 6/01/27(b)                                    32,805       43,796,065
   10.25%, 3/15/14(b)                                   17,000       21,069,061
Province of Ontario
   2.00%, 12/01/36(b)                                    6,000        5,551,413
   5.60%, 6/02/35(b)                                     6,882        6,886,026
Province of Quebec
   5.50%, 12/01/14(b)                                   30,000       27,944,686
                                                                 --------------
Total Canadian Securities
   (cost $195,736,669)                                              211,897,006
                                                                 --------------

                                                     Principal
                                                      Amount
                                                       (000)      U.S. $ Value
                                                    ----------   --------------
Colombia - 2.0%
Government/Agency Obligations - 2.0%
Republic of Colombia
   8.63%, 4/01/08(b)                          US$        3,000   $    3,217,500
   10.75%, 1/15/13(b)                                    1,330        1,649,200
   11.75%, 3/01/10(b)                         CLP    6,027,000        2,962,917
   11.75%, 2/25/20(b)                         US$       17,000       23,587,500
                                                                 --------------
Total Colombian Securities
   (cost $23,187,307)                                                31,417,117
                                                                 --------------
Dominican Republic - 0.2%
Government/Agency Obligation - 0.2%
Dominican Republic
   9.50%, 9/27/11(c)
   (cost $3,494,554)                                     3,293        3,474,474
                                                                 --------------
El Salvador - 0.3%
Government/Agency Obligations - 0.3%
Republic of El Salvador
   7.65%, 6/15/35(c)                                     1,889        1,945,670
   8.50%, 7/25/11(c)                                     1,950        2,184,000
                                                                 --------------
Total Salvadoran Securities
   (cost $3,966,239)                                                  4,129,670
                                                                 --------------
Mexico - 27.7%
Government/Agency Obligations - 27.7%
Mexican Bonos
   8.00%, 12/24/08(b)                         MXN      693,879       65,619,105
   8.00%, 12/19/13(b)                                  784,637       72,722,336
   8.00%, 12/07/23(b)                                  872,057       77,675,166
   9.00%, 12/24/09(b)                                1,152,011      112,627,843
   9.00%, 12/22/11(b)                                  215,900       21,199,116
   9.00%, 12/20/12(b)                                  120,526       11,845,715
   10.00%, 12/05/24(b)                                 688,690       73,485,970
                                                                 --------------
Total Mexican Securities
   (cost $375,517,766)                                              435,175,251
                                                                 --------------
Panama - 1.0%
Government/Agency Obligations - 1.0%
Republic of Panama
   7.13%, 1/29/26(b)                          US$          385          389,812
   9.38%, 4/01/29(b)                                       616          759,220
   9.63%, 2/08/11(b)                                     1,131        1,322,139
   10.75%, 5/15/20(b)                                    9,250       12,825,125
                                                                 --------------
Total Panamanian Securities
   (cost $12,367,786)                                                15,296,296
                                                                 --------------

                                                     Principal
                                                      Amount
                                                       (000)      U.S. $ Value
                                                    ----------   --------------
Peru - 3.2%
Government/Agency Obligations - 3.2%
Peru Bono Soberano
   8.60%, 8/12/17(b)                          PEN       22,510   $    6,728,110
   9.91%, 5/05/15(b)                                    48,440       15,864,684
Republic of Peru
   7.35%, 7/21/25(b)                          US$          427          420,595
   8.38%, 5/03/16(b)                                     3,343        3,668,942
   8.75%, 11/21/33(b)                                    9,026       10,154,250
   9.88%, 2/06/15(b)                                    11,665       13,986,335
                                                                 --------------
Total Peruvian Securities
   (cost $48,083,369)                                                50,822,916
                                                                 --------------
United States - 54.2%
Government/Agency Obligations - 54.2%
Federal Home Loan Mortgage Corp.
   30 Year TBA
   6.50%, 1/01/36                                      116,950      119,837,262
Federal National Mortgage Association
   30 Year TBA
   6.50%, 1/01/36                                      133,685      137,110,678
U.S. Treasury Bonds
   1.63%, 1/15/15(TIPS)(b)                              24,302       23,412,637
   6.25%, 5/15/30(b)                                    27,860       34,600,810
   8.75%, 5/15/20(b)                                    20,000       28,692,960
   9.13%, 5/15/18(b)                                    50,000       71,503,900
   12.50%, 8/15/14(b)(d)                                90,000      114,162,930
U.S. Treasury Notes
   4.00%, 9/30/07(b)                                    71,678       71,179,623
U.S. Treasury Strips
   8.00%, 11/15/21(b)                                  350,000      167,711,950
   8.75%, 5/15/17(b)                                   140,000       83,849,080
                                                                 --------------
Total United States Securities
   (cost $810,520,580)                                              852,061,830
                                                                 --------------
Uruguay - 0.7%
Government/Agency Obligations - 0.7%
Republic of Uruguay
   7.50%, 3/15/15(b)                                     6,501        6,647,272
   9.25%, 5/17/17(b)                                       451          509,630
   17.75%, 2/04/06(b)                         UYU       73,550        3,351,646
                                                                 --------------
Total Uruguayan Securities
   (cost $7,971,544)                                                 10,508,548
                                                                 --------------

                                                     Principal
                                                      Amount
                                                       (000)      U.S. $ Value
                                                    ----------   --------------
Venezuela - 0.2%
Government/Agency Obligations - 0.2%
Republic of Venezuela
   5.61%, 4/20/11(a)(b)                       US$        2,095   $    2,043,672
   8.50%, 10/08/14(b)                                    1,335        1,463,828
   10.75%, 9/19/13(b)                                       90          111,060
                                                                 --------------
Total Venezuelan Securities
   (cost $3,079,301)                                                  3,618,560
                                                                 --------------
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreement - 0.5%
Deutsche Bank
   4.00%, dated 12/31/05, due 1/03/06
   in the amount of $8,003,556 (cost
   $8,000,000; collateralized by
   $8,160,000 FHLB, 2.38%,
   due 4/05/06, value $8,166,279)                   $    8,000        8,000,000
                                                                 --------------
Total Investments - 114.5%
   (cost $1,643,243,978)                                          1,799,888,649
Other assets less liabilities - (14.5%)                            (228,079,970)
                                                                 --------------
NET ASSETS - 100%                                                $1,571,808,679
                                                                 ==============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                  U.S. $
                                    Contract     Value on       Value at       Unrealized
                                     Amount     Origination   December 31,    Appreciation/
                                     (000)         Date           2005       (Depreciation)
                                   ---------   ------------   ------------   --------------
Buy Contracts:
Canadian Dollar,
   settling 11/04/05-2/13/06          54,377   $ 46,840,526   $ 46,799,479    $   (41,047)
Mexican Peso,
   settling 2/21/06                  236,932     21,877,268     22,153,948        276,680
Sale Contracts:
Canadian Dollar,
   settling 1/04/06-2/13/06          212,633    182,784,418    182,998,819       (214,401)
Mexican Peso,
   settling 2/21/06-3/22/06        3,876,421    355,963,282    361,869,531     (5,906,249)

FINANCIAL FUTURES CONTRACTS SOLD

                                                              U.S. $
                                                             Value at
                    Number of   Expiration     Original    December 31,    Unrealized
       Type         Contracts      Month        Value          2005       Appreciation
------------------  ---------   ----------   -----------   ------------   ------------
U.S Treasury Note
   10 Yr Futures       145      March 2005   $15,764,219    $15,863,906    $ (99,687)
U.S Treasury Note
   10 Yr Futures       223      March 2005    24,247,766     24,397,594     (149,828)
U.S Treasury Note
   10 Yr Futures       335      March 2005    36,431,250     36,651,094     (219,844)

CREDIT DEFAULT SWAP CONTRACTS

                                        Notional                              Unrealized
Swap Counterparty                        Amount    Interest   Termination    Appreciation/
& Referenced Obligation                   (000)      Rate         Date      (Depreciation)
-------------------------------------   --------   --------   -----------   --------------
Buy Contracts:
Citigroup Global Markets, Ltd.
   Republic of Colombia
   8.375%, 2/15/27                        1,700      3.02%      1/20/10       $(104,210)
Citigroup Global Markets, Ltd.
   Federal Republic of Brazil
   12.25%, 3/06/30                        3,970      4.14%      4/20/10        (329,907)
Deutsche Bank, AG London
   Federal Republic of Brazil
   12.25%, 3/06/30                        3,970      4.02%     10/20/10        (298,544)

Sale Contracts:
Citigroup Global Markets, Ltd.
   Republic of Colombia
   8.375%, 2/15/27                        3,350      1.13%      1/20/07          23,785
Morgan Stanley Capital Services, Inc.
   Federal Republic of Brazil
   12.25%, 3/06/30                        1,940      3.80%      8/20/06          41,516
Citigroup Global Markets, Ltd.
   Federal Republic of Brazil
   12.25%, 3/06/30                        2,525      4.40%      5/20/06          40,653
Citigroup Global Markets, Ltd.
   Federal Republic of Brazil
   12.25%, 3/06/30                        8,337      1.98%      9/20/07         155,068
Deutsche Bank, AG London
   Federal Republic of Brazil
   12.25%, 3/06/30                        8,337      1.90%     10/20/07         135,893

(a) Coupon rate adjusts on a predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at December 31, 2005.

(b) Positions, or a portion thereof, with an aggregate market value of $1,488,928,665 have been segregated to collateralize forward exchange currency contracts.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate market value of these securities amounted to $7,604,144 or 0.5% of net assets.

(d) Position, or a portion thereof, with a market value of $1,775,868 has been segregated to collateralize margin requirements for the open futures contracts.

     Glossary of Terms:

     FHLB - Federal Home Loan Bank

     TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

     TIPS - Treasury Inflation Protected Security

     Currency Abbreviations:

     BRL - Brazilian Real

     CAD - Canadian Dollar

     CLP - Chilean Peso

     MXN - Mexican Peso

     PEN - Peruvian New Sol

     US$ - United States Dollar

     UYU - Uruguayan Peso

ALLIANCEBERNSTEIN AMERICAS GOVERNMENT INCOME TRUST
SECURITY TYPE BREAKDOWN*
December 31, 2005 (unaudited)

Sovereign              51.8%
Treasury               33.1%
U.S. Government and
   Sponsored Agency
   Obligations         14.3%
Brady Bonds             0.4%
Short-Term & Other
   Investments          0.4%
                      -----
Total Investments     100.0%

* The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a)(1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a)(2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Government Income Trust, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: February 21, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: February 21, 2006